Funding from Group measured at amortized cost	6 Months Ended
Jun. 30, 2023
Disclosure Of Funding From Group [Line Items]
Disclosure Of Funding From Group Explanatory
Note 11

Funding from UBS Group AG measured

at amortized cost

USD m 30.6.23 31.3.23 31.12.22
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)
48,546 47,172 42,073
Senior unsecured debt other than TLAC 1,180 3,606 236
Subordinated debt 11,719 12,315 13,838
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
10,528 11,118 10,654
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,189 1,198 1,187
Total funding from UBS Group AG measured at amortized cost
1
61,445 63,093 56,147
1 UBS AG has also recognized funding from UBS Group AG that is designated at fair value.

Refer to Note 10d for more information.